DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Net Zero Pathway Paris Aligned US Equity ETF

May 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.6%
Communication Services - 9.0%
Activision Blizzard, Inc.*	2,560	$205,312
Alphabet, Inc., Class A*	20,621	2,533,702
Alphabet, Inc., Class C*	18,215	2,247,185
AT&T, Inc.	24,912	391,866
Charter Communications, Inc., Class A*	354	115,457
Comcast Corp., Class A	14,809	582,734
DISH Network Corp., Class A*	993	6,385
Electronic Arts, Inc.	999	127,872
Fox Corp., Class A	1,007	31,418
Fox Corp., Class B	434	12,677
Liberty Broadband Corp., Class A*	165	12,189
Liberty Broadband Corp., Class C*	525	38,902
Liberty Media Corp-Liberty SiriusXM, Class A*	288	8,058
Liberty Media Corp-Liberty SiriusXM, Class C*	693	19,376
Live Nation Entertainment, Inc.*	619	49,483
Lumen Technologies, Inc.	4,524	8,958
Match Group, Inc.*	1,157	39,916
Meta Platforms, Inc., Class A*	7,782	2,060,051
Netflix, Inc.*	1,536	607,073
Omnicom Group, Inc.	650	57,323
Paramount Global, Class A (a)	205	3,602
Paramount Global, Class B	2,418	36,778
Pinterest, Inc., Class A*	2,289	54,799
ROBLOX Corp., Class A*	1,460	61,116
Sirius XM Holdings, Inc. (a)	3,538	12,595
Snap, Inc., Class A*	4,335	44,217
Spotify Technology SA*	514	76,535
Take-Two Interactive Software, Inc.*	649	89,387
T-Mobile US, Inc.*	2,189	300,440
Trade Desk, Inc., Class A*	1,707	119,627
Verizon Communications, Inc.	14,602	520,269
Walt Disney Co.*	6,317	555,643
Warner Bros Discovery, Inc.*	8,089	91,244
Warner Music Group Corp., Class A	464	11,345
ZoomInfo Technologies, Inc.*	1,379	34,103

(Cost $9,998,358)		11,167,637

Consumer Discretionary - 6.8%
Advance Auto Parts, Inc.	991	72,234
Airbnb, Inc., Class A*	1,364	149,726
Aptiv PLC*	2,080	183,206
AutoZone, Inc.*	115	274,487
Best Buy Co., Inc.	1,788	129,934
Booking Holdings, Inc.*	139	348,719
Chipotle Mexican Grill, Inc.*	98	203,496
D.R. Horton, Inc.	2,247	240,070
Domino’s Pizza, Inc.	152	44,057
DoorDash, Inc., Class A*	1,062	69,338
eBay, Inc.	4,777	203,214
Etsy, Inc.*	1,511	122,467
Expedia Group, Inc.*	604	57,809
Ford Motor Co.	18,756	225,072
Garmin Ltd.	1,805	186,186
General Motors Co.	6,732	218,184
Genuine Parts Co.	1,153	171,716
Hasbro, Inc.	2,365	140,363
Home Depot, Inc.	3,825	1,084,196
Lennar Corp., Class A	2,000	214,240
Lennar Corp., Class B	970	91,714
LKQ Corp.	3,165	166,954
Lowe’s Cos., Inc.	2,625	527,966
Lululemon Athletica, Inc.*	809	268,531
McDonald’s Corp.	2,521	718,762
MercadoLibre, Inc.*	314	389,046
NIKE, Inc., Class B	5,263	553,983
NVR, Inc.*	34	188,843
PulteGroup, Inc.	2,920	192,954
Starbucks Corp.	3,922	382,944
Tractor Supply Co.	820	171,864
Ulta Beauty, Inc.*	434	177,866
VF Corp.	5,233	90,112
Whirlpool Corp.	92	11,895
Yum China Holdings, Inc.	1,385	78,197
Yum! Brands, Inc.	802	103,209

(Cost $8,116,756)		8,453,554

Consumer Staples - 6.0%
Archer-Daniels-Midland Co.	1,004	70,933
Campbell Soup Co.	2,704	136,687
Church & Dwight Co., Inc.	2,289	211,618
Clorox Co.	1,280	202,470
Coca-Cola Co.	15,173	905,221
Colgate-Palmolive Co.	4,273	317,826
Conagra Brands, Inc.	4,284	149,383
Estee Lauder Cos., Inc., Class A	1,218	224,149
General Mills, Inc.	3,356	282,441
Hershey Co.	1,019	264,634
Hormel Foods Corp.	3,279	125,422
J M Smucker Co.	1,060	155,385
Kellogg Co.	2,538	169,462
Keurig Dr Pepper, Inc.	6,316	196,554
Kimberly-Clark Corp.	2,000	268,560
Kraft Heinz Co.	5,318	203,254
McCormick & Co., Inc.	2,281	195,550
Mondelez International, Inc., Class A	6,387	468,870
PepsiCo, Inc.	5,363	977,943
Procter & Gamble Co.	8,917	1,270,673
Sysco Corp.	3,261	228,107
Target Corp.	2,260	295,902
Tyson Foods, Inc., Class A	1,746	88,417

(Cost $7,527,033)		7,409,461

Financials - 10.8%
Aflac, Inc.	2,019	129,640
Allstate Corp.	919	99,666
Ally Financial, Inc.	1,209	32,244
American Express Co.	1,941	307,765
American International Group, Inc.	2,542	134,294
Ameriprise Financial, Inc.	384	114,613
Annaly Capital Management, Inc. REIT	7,421	140,108
Aon PLC, Class A	715	220,427
Apollo Global Management, Inc.	1,514	101,211
Arch Capital Group Ltd.*	1,330	92,701
Bank of America Corp.	24,291	675,047
Bank of New York Mellon Corp.	2,717	109,223
BlackRock, Inc.	484	318,254
Block, Inc.*	1,977	119,391
Capital One Financial Corp.	1,349	140,579
Cboe Global Markets, Inc.	384	50,849
Charles Schwab Corp.	5,293	278,888
Chubb Ltd.	1,346	250,087
Cincinnati Financial Corp.	561	54,137
Citigroup, Inc.	6,797	301,243
Citizens Financial Group, Inc.	1,817	46,842
CME Group, Inc.	1,266	226,298
Discover Financial Services	973	99,966
Everest Re Group Ltd.	147	49,983
Fidelity National Financial, Inc.	825	28,166
Fidelity National Information Services, Inc.	2,108	115,034
Fifth Third Bancorp	2,562	62,180
Fiserv, Inc.*	2,090	234,477
FleetCor Technologies, Inc.*	292	66,153
Franklin Resources, Inc.	1,241	29,796
Global Payments, Inc.	993	97,006
Globe Life, Inc.	361	37,248
Goldman Sachs Group, Inc.	1,193	386,413
Hartford Financial Services Group, Inc.	1,102	75,509
Huntington Bancshares, Inc.	5,419	55,870
Interactive Brokers Group, Inc., Class A	447	34,522
Intercontinental Exchange, Inc.	1,981	209,887
JPMorgan Chase & Co.	10,034	1,361,714
KeyCorp	3,617	33,783
KKR & Co., Inc.	2,360	121,516
M&T Bank Corp.	611	72,807
Markel Group, Inc.*	54	70,995
Marsh & McLennan Cos., Inc.	1,746	302,372
Mastercard, Inc., Class A	2,920	1,065,858
MetLife, Inc.	2,087	103,411
Moody’s Corp.	556	176,185
Morgan Stanley	4,538	371,027
MSCI, Inc.	277	130,337
Nasdaq, Inc.	1,244	68,855
Northern Trust Corp.	786	56,529
PayPal Holdings, Inc.*	4,000	247,960
PNC Financial Services Group, Inc.	1,440	166,795
Principal Financial Group, Inc.	830	54,332
Progressive Corp.	2,021	258,506
Prudential Financial, Inc.	1,283	100,959
Raymond James Financial, Inc.	740	66,859
Regions Financial Corp.	3,181	54,936
Rocket Cos., Inc., Class A*	735	5,895
S&P Global, Inc.	1,155	424,382
State Street Corp.	1,290	87,746
Synchrony Financial	1,749	54,149
T. Rowe Price Group, Inc.	818	87,657
Travelers Cos., Inc.	822	139,115
Truist Financial Corp.	4,617	140,680
US Bancorp	4,647	138,945
Visa, Inc., Class A (a)	5,731	1,266,723
W.R. Berkley Corp.	741	41,259
Wells Fargo & Co.	13,332	530,747
Willis Towers Watson PLC	394	86,227

(Cost $13,497,053)		13,414,978

Health Care - 18.2%
Abbott Laboratories	7,049	718,998
AbbVie, Inc.	6,817	940,473
Agilent Technologies, Inc.	1,834	212,139
Align Technology, Inc.*	804	227,259
Alnylam Pharmaceuticals, Inc.*	974	180,200
AmerisourceBergen Corp.	1,179	200,607
Amgen, Inc.	2,285	504,185
Avantor, Inc.*	7,616	151,863
Baxter International, Inc.	4,047	164,794
Becton Dickinson and Co.	1,450	350,552
Biogen, Inc.*	969	287,221
BioMarin Pharmaceutical, Inc.*	1,805	156,927
Boston Scientific Corp.*	7,601	391,300
Bristol-Myers Squibb Co.	8,971	578,091
Cardinal Health, Inc.	1,355	111,517
Catalent, Inc.*	3,230	120,253
Centene Corp.*	1,739	108,531
Cigna Group	1,017	251,616
Cooper Cos., Inc.	542	201,369
CVS Health Corp.	5,906	401,785
Danaher Corp.	2,729	626,633
DaVita, Inc.*	270	25,291
Dexcom, Inc.*	2,427	284,590
Edwards Lifesciences Corp.*	3,721	313,420
Elevance Health, Inc.	811	363,182
Eli Lilly & Co.	3,356	1,441,268
Gilead Sciences, Inc.	5,793	445,713
HCA Healthcare, Inc.	722	190,745
Henry Schein, Inc.*	1,835	135,607
Hologic, Inc.*	2,376	187,443
Horizon Therapeutics PLC*	1,877	187,756
Humana, Inc.	444	222,830
IDEXX Laboratories, Inc.*	564	262,130

Illumina, Inc.*	1,157	227,524
Incyte Corp.*	2,180	134,179
Intuitive Surgical, Inc.*	1,657	510,091
IQVIA Holdings, Inc.*	640	126,022
Jazz Pharmaceuticals PLC*	975	124,956
Johnson & Johnson	10,413	1,614,640
Laboratory Corp. of America Holdings	280	59,508
McKesson Corp.	603	235,677
Medtronic PLC	6,083	503,429
Merck & Co., Inc.	9,792	1,081,135
Mettler-Toledo International, Inc.*	166	219,430
Moderna, Inc.*	1,816	231,921
Pfizer, Inc.	21,760	827,315
Quest Diagnostics, Inc.	385	51,070
Regeneron Pharmaceuticals, Inc.*	535	393,525
ResMed, Inc.	1,084	228,496
Royalty Pharma PLC, Class A	4,443	145,464
Seagen, Inc.*	1,377	269,479
STERIS PLC	982	196,371
Stryker Corp.	1,638	451,400
Teleflex, Inc.	645	151,414
Thermo Fisher Scientific, Inc.	1,555	790,655
UnitedHealth Group, Inc.	3,214	1,565,989
Veeva Systems, Inc., Class A*	537	88,981
Vertex Pharmaceuticals, Inc.*	1,330	430,348
Viatris, Inc.	14,262	130,497
Waters Corp.*	553	138,925
Zimmer Biomet Holdings, Inc.	1,700	216,478
Zoetis, Inc.	2,435	396,929

(Cost $22,760,792)		22,488,136

Industrials - 5.1%
A O Smith Corp.	369	23,594
Automatic Data Processing, Inc.	1,461	305,334
Broadridge Financial Solutions, Inc.	385	56,487
C.H. Robinson Worldwide, Inc.	1,452	137,272
Carrier Global Corp.	5,514	225,523
Copart, Inc.*	3,594	314,799
CoStar Group, Inc.*	1,521	120,767
Deere & Co.	1,177	407,219
Delta Air Lines, Inc.*	4,915	178,562
Dover Corp.	1,180	157,329
Equifax, Inc.	460	95,965
Expeditors International of Washington, Inc.	1,549	170,870
Fastenal Co.	4,593	247,333
FedEx Corp.	1,380	300,812
JB Hunt Transport Services, Inc.	967	161,460
Johnson Controls International PLC	2,557	152,653
Masco Corp.	2,816	136,069
Old Dominion Freight Line, Inc.	783	243,075
Otis Worldwide Corp.	2,812	223,582
PACCAR, Inc.	2,415	166,104
Paychex, Inc.	1,178	123,608
Paycom Software, Inc.	195	54,625
Rollins, Inc.	1,101	43,291
Southwest Airlines Co.	4,888	146,005
SS&C Technologies Holdings, Inc.	816	44,847
Stanley Black & Decker, Inc.	1,921	144,017
Trane Technologies PLC	26	4,244
TransUnion	791	56,936
Uber Technologies, Inc.*	11,160	423,299
United Airlines Holdings, Inc.*	3,448	163,659
United Parcel Service, Inc., Class B	3,169	529,223
Verisk Analytics, Inc.	564	123,578
W.W. Grainger, Inc.	331	214,826
Waste Management, Inc.	2,180	352,986
Westinghouse Air Brake Technologies Corp.	1,254	116,158

(Cost $6,062,818)		6,366,111

Information Technology - 36.3%
Accenture PLC, Class A	2,284	698,721
Adobe, Inc.*	1,621	677,238
Advanced Micro Devices, Inc.*	7,365	870,617
Akamai Technologies, Inc.*	627	57,759
Amdocs Ltd.	489	46,049
Analog Devices, Inc.	2,505	445,113
Apple, Inc.	72,395	12,832,014
Applied Materials, Inc.	4,093	545,597
AppLovin Corp., Class A*	1,146	28,661
Arista Networks, Inc.*	1,895	315,214
Atlassian Corp., Class A*	563	101,785
Autodesk, Inc.*	801	159,711
BILL Holdings, Inc.*	435	45,057
Broadcom, Inc.	1,625	1,312,935
Cadence Design Systems, Inc.*	998	230,448
CDW Corp.	475	81,553
Cisco Systems, Inc.	15,445	767,153
Cloudflare, Inc., Class A*	1,097	75,869
Cognizant Technology Solutions Corp., Class A	1,883	117,669
Corning, Inc.	5,901	181,810
Crowdstrike Holdings, Inc., Class A*	811	129,865
Datadog, Inc., Class A*	1,019	96,713
DocuSign, Inc.*	817	46,079
Enphase Energy, Inc.*	967	168,142
EPAM Systems, Inc.*	207	53,120
Fortinet, Inc.*	2,444	166,999
Gartner, Inc.*	270	92,572
Gen Digital, Inc.	2,285	40,079
GLOBALFOUNDRIES, Inc.*	2,336	136,259
HP, Inc.	6,997	203,333
HubSpot, Inc.*	186	96,346
Intel Corp.	18,657	586,576
Intuit, Inc.	979	410,318

Keysight Technologies, Inc.*	1,338	216,488
KLA Corp.	810	358,822
Lam Research Corp.	755	465,608
Marvell Technology, Inc.	6,316	369,423
Microchip Technology, Inc.	3,551	267,248
Micron Technology, Inc.	5,907	402,857
Microsoft Corp.	35,028	11,502,845
MongoDB, Inc.*	273	80,205
Motorola Solutions, Inc.	1,066	300,527
NetApp, Inc.	2,722	180,605
NVIDIA Corp.	8,956	3,388,413
Okta, Inc.*	638	57,994
ON Semiconductor Corp.*	2,741	229,148
Oracle Corp.	5,418	573,983
Palantir Technologies, Inc., Class A*	7,517	110,575
Palo Alto Networks, Inc.*	1,078	230,034
QUALCOMM, Inc.	4,970	563,648
Salesforce, Inc.*	3,420	763,960
Seagate Technology Holdings PLC	2,605	156,561
ServiceNow, Inc.*	715	389,518
Skyworks Solutions, Inc.	1,829	189,320
Snowflake, Inc., Class A*	997	164,864
Splunk, Inc.*	636	63,148
Synopsys, Inc.*	538	244,768
TE Connectivity Ltd.	2,106	257,943
Teradyne, Inc.	1,941	194,469
Texas Instruments, Inc.	3,857	670,655
Twilio, Inc., Class A*	737	51,310
Unity Software, Inc.*(a)	1,340	39,825
VeriSign, Inc.*	368	82,182
VMware, Inc., Class A*	880	119,935
Western Digital Corp.*	3,559	137,840
Workday, Inc., Class A*	743	157,509
Zoom Video Communications, Inc., Class A*	837	56,188
Zscaler, Inc.*	363	49,179

(Cost $36,501,006)		44,904,971

Materials - 1.8%
Ball Corp.	3,184	162,893
Corteva, Inc.	4,366	233,537
Ecolab, Inc.	1,639	270,517
FMC Corp.	1,423	148,106
International Flavors & Fragrances, Inc.	1,803	139,354
International Paper Co.	3,550	104,512
Martin Marietta Materials, Inc.	479	190,661
Mosaic Co.	3,058	97,734
Nucor Corp.	818	108,025
Packaging Corp. of America	1,148	142,386
PPG Industries, Inc.	1,640	215,316
Sherwin-Williams Co.	1,287	293,153
Southern Copper Corp.	2,152	143,689

(Cost $2,405,592)		2,249,883

Real Estate - 4.5%
Alexandria Real Estate Equities, Inc. REIT	1,420	161,113
American Tower Corp. REIT	2,168	399,866
AvalonBay Communities, Inc. REIT	1,248	217,127
Boston Properties, Inc. REIT	2,372	115,445
CBRE Group, Inc., Class A*	813	60,910
Crown Castle, Inc. REIT	2,359	267,062
Digital Realty Trust, Inc. REIT	2,178	223,158
Equinix, Inc. REIT	342	254,978
Equity Residential REIT	3,362	204,410
Essex Property Trust, Inc. REIT	809	174,792
Extra Space Storage, Inc. REIT	1,332	192,168
Healthpeak Properties, Inc. REIT	6,240	124,550
Invitation Homes, Inc. REIT	6,310	213,783
Iron Mountain, Inc. REIT	3,393	181,254
Mid-America Apartment Communities, Inc. REIT	1,192	175,295
Prologis, Inc. REIT	4,238	527,843
Public Storage REIT	983	278,484
Realty Income Corp. REIT	4,056	241,089
SBA Communications Corp. REIT	801	177,646
Simon Property Group, Inc. REIT	2,152	226,283
UDR, Inc. REIT	4,332	171,850
Ventas, Inc. REIT	4,005	172,776
VICI Properties, Inc. REIT	7,202	222,758
Welltower, Inc. REIT	3,436	256,360
Weyerhaeuser Co. REIT	6,088	174,482
WP Carey, Inc. REIT	2,277	157,933

(Cost $6,257,510)		5,573,415

Utilities - 1.1%
American Water Works Co., Inc.	4,529	654,214
Edison International	9,676	653,324

(Cost $1,295,191)		1,307,538

TOTAL COMMON STOCKS (Cost $114,422,109)		123,335,684

EXCHANGE-TRADED FUNDS - 0.2%
iShares Russell 1000 ETF	450	103,077
Vanguard S&P 500 ETF	320	122,845

TOTAL EXCHANGE-TRADED FUNDS (Cost $218,419)		225,922

SECURITIES LENDING COLLATERAL - 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (b)(c)
(Cost $15,053)	15,053	15,053

CASH EQUIVALENTS - 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
(Cost $111,977)	111,977	111,977

TOTAL INVESTMENTS - 99.9% (Cost $114,767,558)		$123,688,636
Other assets and liabilities, net - 0.1%		123,505

NET ASSETS - 100.0%		$123,812,141

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2023 is as follows:

Value ($) at 8/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2023	Value ($) at 5/31/2023

SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 5.03% (b)(c)
—	15,053 (d)	—	—	—	1,049	—	15,053	15,053
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series “Institutional Shares”, 5.04% (b)
349,061	1,583,724	(1,820,808)	—	—	4,199	—	111,977	111,977

349,061	1,598,777	(1,820,808)	—	—	5,248	—	127,030	127,030

*	Non-income producing security.
(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at May 31, 2023 amounted to $1,223,277, which is 1.0% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,235,372.

(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2023.

REIT:	Real Estate Investment Trust

At May 31, 2023, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation†
E-Mini S&P 500 ESG Futures	USD	1	$170,406	$185,830	6/16/2023	$15,424

†	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of May 31, 2023.

Currency Abbreviations

USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2023 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$123,335,684	$—	$—	$123,335,684
Exchange-Traded Funds	225,922	—	—	225,922
Short-Term Investments (a)	127,030	—	—	127,030
Derivatives (b)
Futures Contracts	15,424	—	—	15,424

TOTAL	$123,704,060	$—	$—	$123,704,060

(a)	See Schedule of Investments for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

OBTAIN A FUND PROSPECTUS

To obtain a summary prospectus, or prospectus, download one from www.Xtrackers.com, talk to your financial representative or call (855) 329-3837. Investing involves risk, including the possible loss of principal. We advise you to carefully consider the product’s objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest. Xtrackers ETFs (“ETFs”) are managed by DBX Advisors LLC (the “Adviser”), and distributed by ALPS Distributors, Inc. (“ALPS”). The Adviser is a subsidiary of DWS Group GmbH & Co. KGaA, and is not affiliated with ALPS. Shares are not individually redeemable, and owners of Shares may acquire those Shares from the Fund, or tender such Shares for redemption to the Fund, in Creation Units only.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.

NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE

USNZ-PH3

R-089711-1 (5/24) DBX005195 (5/24)